DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Previous reporting period lag		1 month
Elimination of reporting lag	$ 0.6